Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Total revenue	$ 2,347	$ 2,249	$ 9,972	$ 9,736
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	363	330	1,528	1,432
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 1,984	$ 1,919	$ 8,444	$ 8,304